MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2015
Pension and Other Postretirement Benefit Contributions [Abstract]
MAINLAND CHINA CONTRIBUTION PLAN

23.	MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labour regulations require the Group to accrue for these benefits based on certain percentages of the employees' income. The total contribution for such employee benefits were $2,173, $2,717 and $2,202 for the years ended December 31, 2013, 2014 and 2015, respectively.